UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22881
American Funds Developing World Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class A
|
DWGAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund

(the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 65	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Ca
pital Group or your financial intermediary.
Lit. No. MFAASRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class C
| DWGCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	1.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder docu me
nts will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. MFCCSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds
®
Developing World Growth and Income Fund
Class T
| TDWGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 51	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class F-1
| DWGFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 64	1.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class F-2
| DWGHX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund

(the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 48	0.87% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class F-3
| FDWGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 43	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-A
| CDWAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-C
| CDWCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 108	1.96% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-E
| CDWEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 76	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial inf
ormation, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-T
| TWDGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 53	0.96% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, hol ding
s, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-F-1
| CDWFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 53	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy v otin
g information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-F-2
| FWDDX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 48	0.87% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and p rox
y voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-F-3
| FWDGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 45	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial inf orma
tion, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-1
| RDWAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 102	1.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, hol ding
s, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-2
| RDWBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 102	1.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareh older
s with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-2E
| RDEGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	1.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and pr oxy
voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-3
| RDWCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 78	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mai led
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-4
| RDWEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 61	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional infor
m
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-5E
| RDWHX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 50	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to share holde
rs with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-5
| RDWFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 45	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To
reduce fund expenses, only one copy of most shareholder do
cu
ments will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-100-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-6
| RDWGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 43	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,732
Total number of portfolio holdings	149
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nf
ormation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-100-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Developing World Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2026
Lit. No. MFGEFP2-100-0726 © 2026 Capital Group. All rights reserved.

Investment portfolio May 31, 2026unaudited

Common stocks 96.93%	Shares	Value (000)
Information technology 33.61%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,272,000	$321,162
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	129,645	54,250
SK hynix, Inc.	158,420	245,252
Samsung Electronics Co., Ltd.	901,544	189,641
MediaTek, Inc.	409,058	56,281
Baidu, Inc., Class A (a)	1,718,750	28,511
Globant SA (a)	213,066	8,599
Tokyo Electron, Ltd.	23,300	7,669
Tata Consultancy Services, Ltd.	285,800	6,796
		918,161

Financials 19.24%
Hana Financial Group, Inc.	722,237	55,162
Samsung Life Insurance Co., Ltd.	149,736	38,602
AIA Group, Ltd.	3,499,600	36,729
PICC Property and Casualty Co., Ltd., Class H	17,415,386	32,333
Cholamandalam Investment and Finance Co., Ltd.	1,454,168	23,538
Axis Bank, Ltd.	1,616,182	21,888
Samsung Fire & Marine Insurance Co., Ltd.	57,524	21,719
BSE, Ltd.	481,833	21,029
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	29,603,000	19,567
ICICI Bank, Ltd.	1,066,204	14,101
ICICI Bank, Ltd. (ADR)	195,365	5,124
Capitec Bank Holdings, Ltd.	66,160	18,198
Abu Dhabi Commercial Bank PJSC	3,826,255	14,307
Banco BTG Pactual SA, units	1,215,519	12,951
Halyk Savings Bank of Kazakhstan OJSC (GDR) (b)	205,060	6,562
Halyk Savings Bank of Kazakhstan OJSC (GDR)	186,396	5,965
Shriram Finance, Ltd.	1,227,597	12,239
Public Bank Bhd.	10,191,400	12,106
KB Financial Group, Inc. (ADR)	81,239	8,241
KB Financial Group, Inc.	35,688	3,566
Nova Ljubljanska Banka dd (GDR)	228,144	11,709
PKO Bank Polski SA, Class C	400,282	11,368
Grupo Financiero Banorte, SAB de CV, Series O	971,394	10,130
Multi Commodity Exchange of India, Ltd. (a)	319,371	9,932
Abu Dhabi Islamic Bank PJSC	1,737,461	9,695
Guaranty Trust Holding Co. PLC	96,752,895	9,662
360 ONE WAM, Ltd.	701,788	8,159
Hong Kong Exchanges and Clearing, Ltd.	149,400	7,622
China Merchants Bank Co., Ltd., Class H	1,201,000	7,218
Banco Santander (Brasil) SA, units	1,286,915	6,929
Grupo Financiero Inbursa, SAB de CV	2,556,082	6,354
Bank Central Asia Tbk PT	19,342,800	6,170
BDO Unibank, Inc.	3,307,230	6,126
Nu Holdings, Ltd., Class A (a)	449,737	5,905
Saudi National Bank (The)	557,941	5,880
Kasikornbank PCL, foreign registered shares	752,200	4,646
Al Rajhi Banking and Investment Corp., non-registered shares	239,823	4,258
City Union Bank, Ltd.	1,305,600	3,511
Asia Commercial Joint Stock Bank	3,696,708	3,498
Max Financial Services, Ltd. (a)	157,397	2,774
Sberbank of Russia PJSC (c)	17,138,527	— (d)
		525,473

Communication services 8.32%
Tencent Holdings, Ltd.	1,354,002	73,808
NetEase, Inc.	845,400	20,939
NetEase, Inc. (ADR)	141,169	17,338
MTN Group, Ltd.	2,357,735	31,524
Bharti Airtel, Ltd.	1,337,762	25,755
TIM SA	3,874,852	16,822

1	American Funds Developing World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
KT Corp. (ADR)	547,778	$9,762
KT Corp.	118,270	4,215
Singapore Telecommunications, Ltd.	2,364,800	8,042
Telkom Indonesia (Persero) Tbk PT, Class B	46,904,100	7,953
Indus Towers, Ltd. (a)	1,100,873	5,122
America Movil, SAB de CV, Class B (ADR)	183,054	4,646
LG Uplus Corp.	125,354	1,342
		227,268

Materials 8.18%
Barrick Mining Corp.	738,029	31,403
Barrick Mining Corp. (CAD denominated)	120,675	5,156
Valterra Platinum, Ltd. (ZAR denominated)	368,521	30,682
Valterra Platinum, Ltd. (ADR)	148,053	2,041
Grupo Mexico, SAB de CV, Series B	2,440,251	30,296
Anhui Conch Cement Co., Ltd., Class H	7,936,500	19,272
Siam Cement PCL, foreign registered shares	2,590,000	18,068
Baoshan Iron & Steel Co., Ltd., Class A (a)	18,498,400	16,480
Suzano SA	1,812,833	15,061
Sasol, Ltd. (a)	929,156	11,538
Sasol, Ltd. (ADR) (a)	240,017	2,969
Saudi Basic Industries Corp. non-registered shares	876,545	13,356
LG Chem, Ltd.	46,721	11,378
Pan American Silver Corp.	152,556	8,694
Loma Negra Compania Industrial Argentina SA (ADR) (a)	312,789	3,753
Vale SA (ADR), ordinary nominative shares	167,958	2,729
CEMEX, SAB de CV (ADR)	34,800	456
Alrosa PJSC (a)(c)	9,682,504	— (d)
		223,332

Consumer discretionary 7.95%
Alibaba Group Holding, Ltd.	3,687,700	56,890
H World Group, Ltd. (ADR)	490,153	22,003
H World Group, Ltd.	928,900	4,158
Fuyao Glass Industry Group Co., Ltd., Class A	2,937,817	22,856
Trip.com Group, Ltd. (ADR) (a)	428,114	20,305
Hyundai Mobis Co., Ltd.	39,560	20,161
MercadoLibre, Inc. (a)	7,279	12,343
PDD Holdings, Inc. (ADR) (a)	119,927	10,127
Li Ning Co., Ltd.	4,095,500	9,511
Meituan, Class B (a)	645,400	6,049
MakeMyTrip, Ltd. (a)	121,988	5,702
Mahindra & Mahindra, Ltd.	162,581	5,212
Vibra Energia SA	852,470	5,027
Shenzhou International Group Holdings, Ltd.	831,000	4,922
Coupang, Inc., Class A (a)	293,518	4,872
BYD Co., Ltd., Class A	333,900	4,745
Eternal, Ltd. (a)	905,989	2,390
		217,273

Industrials 7.50%
Hanwha Aerospace Co., Ltd.	32,860	25,577
International Container Terminal Services, Inc.	2,036,050	24,873
LG Corp.	248,880	24,211
Contemporary Amperex Technology Co., Ltd., Class A	383,476	24,022
Adani Ports & Special Economic Zone, Ltd.	938,855	17,834
Motiva Infraestrutura de Mobilidade SA	5,340,644	14,938
Shenzhen Inovance Technology Co., Ltd., Class A	1,362,525	14,888
HD Hyundai Marine Solution Co., Ltd.	85,170	12,660
Rumo SA	4,496,648	12,230
Didi Global, Inc. (ADR) (a)	3,118,749	10,947
Jiangsu Hengli Hydraulic Co., Ltd., Class A	555,297	8,952

American Funds Developing World Growth and Income Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Neway Valve (Suzhou) Co., Ltd., Class A	737,200	$6,257
AirTAC International Group	102,000	4,559
Kanzhun, Ltd., Class A (ADR)	214,094	2,905
		204,853

Health care 3.06%
Rede D’Or Sao Luiz SA	5,065,035	34,158
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	2,085,639	15,465
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	661,200	5,079
BeOne Medicines, Ltd. (a)	234,946	5,301
BeOne Medicines, Ltd. (ADR) (a)	17,082	4,918
Innovent Biologics, Inc. (a)	871,500	9,269
Max Healthcare Institute, Ltd.	519,421	5,277
Torrent Pharmaceuticals, Ltd.	63,506	2,949
Legend Biotech Corp. (ADR) (a)	41,654	1,131
		83,547

Real estate 2.87%
China Resources Land, Ltd.	10,898,000	49,116
Embassy Office Parks REIT	2,141,651	9,630
Multiplan Empreendimentos Imobiliarios SA	949,346	5,606
Longfor Group Holdings, Ltd.	5,398,000	5,407
Prologis Property Mexico, SA de CV, REIT	887,159	4,266
Poly Property Services Co., Ltd., Class H	610,200	2,305
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	62,550	2,186
		78,516

Consumer staples 2.62%
KT&G Corp.	169,491	20,773
Avenue Supermarts, Ltd. (a)	383,007	16,346
Fomento Economico Mexicano, SAB de CV	727,825	8,675
Carlsberg A/S, Class B	58,822	7,907
Tsingtao Brewery Co., Ltd., Class H	1,080,000	6,855
Godrej Consumer Products, Ltd.	592,691	6,422
United Spirits, Ltd.	347,025	4,639
		71,617

Energy 2.48%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	2,007,843	37,687
ADNOC Gas PLC	12,542,360	11,718
ADNOC Drilling Co. PJSC	6,934,555	11,263
Qatar Gas Transport Co., Ltd., Nakilat QPSC	4,013,707	4,784
Reliance Industries, Ltd.	158,224	2,201
Rosneft Oil Co. PJSC (c)	705,296	— (d)
		67,653

Utilities 1.10%
Adani Power, Ltd. (a)	6,995,212	17,920
Adani Green Energy, Ltd. (a)	777,650	12,077
		29,997
Total common stocks (cost: $1,651,167,000)		2,647,690
Preferred securities 0.16%
Energy 0.16%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	503,015	4,188
Total preferred securities (cost: $4,958,000)		4,188

3	American Funds Developing World Growth and Income Fund

Bonds, notes & other debt instruments 0.88%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.66%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL50,000	$9,711
Brazil (Federative Republic of) 10.00% 1/1/2031	48,800	8,468
Total bonds & notes of governments & government agencies outside the U.S.		18,179
Corporate bonds and notes 0.22%
Energy 0.22%
Borr IHC, Ltd. 10.00% 11/15/2028 (b)	USD5,654	5,940
Total bonds, notes & other debt instruments (cost: $21,413,000)		24,119
Short-term securities 2.27%	Shares
Money market investments 2.27%
Capital Group Central Cash Fund 3.67% (e)(f)	619,800	61,974
Total short-term securities (cost: $61,974,000)		61,974
Total investment securities 100.24% (cost: $1,739,512,000)		2,737,971
Other assets less liabilities (0.24)%		(6,441)
Net assets 100.00%		$2,731,530
Investments in affiliates (f)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.67% (e)	$67,933	$305,535	$311,498	$(2)	$6	$61,974	$1,191

(a)	Non-income producing.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,502,000, which represented
0.46% of the net assets of the fund.

(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 5/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	4

Financial statements
Statement of assets and liabilities at May 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,677,538)	$2,675,997
Affiliated issuers (cost: $61,974)	61,974	$2,737,971
Cash		1,299
Cash denominated in currencies other than U.S. dollars (cost: $372)		371
Receivables for:
Sales of investments	473
Sales of fund’s shares	1,485
Dividends and interest	6,214
Securities lending income	— *	8,172
		2,747,813
Liabilities:
Payables for:
Purchases of investments	1,082
Repurchases of fund’s shares	1,107
Investment advisory services	1,465
Services provided by related parties	393
Trustees’ deferred compensation	794
Non-U.S. taxes	8,908
Currency translations	2,275
Other	259	16,283
Net assets at May 31, 2026		$2,731,530
Net assets consist of:
Capital paid in on shares of beneficial interest		$1,949,130
Total distributable earnings (accumulated loss)		782,400
Net assets at May 31, 2026		$2,731,530
*
Amount less than one thousand.
Refer to the notes to financial statements.

5	American Funds Developing World Growth and Income Fund

Financial statements (continued)
Statement of assets and liabilities at May 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (164,626 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,314,370	79,208	$16.59
Class C	21,410	1,309	16.36
Class T	17	1	16.58
Class F-1	23,032	1,386	16.61
Class F-2	588,413	35,439	16.60
Class F-3	494,610	29,808	16.59
Class 529-A	59,889	3,613	16.58
Class 529-C	1,320	81	16.33
Class 529-E	1,435	87	16.57
Class 529-T	19	1	16.58
Class 529-F-1	16	1	16.58
Class 529-F-2	17,583	1,059	16.60
Class 529-F-3	17	1	16.60
Class R-1	692	42	16.39
Class R-2	12,778	782	16.33
Class R-2E	405	25	16.47
Class R-3	17,945	1,085	16.54
Class R-4	9,768	589	16.58
Class R-5E	5,561	336	16.56
Class R-5	4,941	298	16.60
Class R-6	157,309	9,475	16.60

Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	6

Financial statements (continued)
Statement of operations for the six months ended May 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,188; also includes $1,191 from affiliates)	$30,532
Interest from unaffiliated issuers	1,756
Securities lending income (net of fees)	9	$32,297
Fees and expenses*:
Investment advisory services	7,761
Distribution services	1,762
Transfer agent services	1,306
Administrative services	359
529 plan services	18
Reports to shareholders	16
Registration statement and prospectus	294
Trustees’ compensation	32
Auditing and legal	28
Custodian	607
Other	24
Total fees and expenses before waivers and/or reimbursements	12,207
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	— †
Total fees and expenses after waivers and/or reimbursements		12,207
Net investment income		20,090
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,440):
Unaffiliated issuers	60,865
Affiliated issuers	(2)
Currency transactions	(598)	60,265
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $7,999):
Unaffiliated issuers	403,868
Affiliated issuers	6
Currency translations	(2,526)	401,348
Net realized gain (loss) and unrealized appreciation (depreciation)		461,613
Net increase (decrease) in net assets resulting from operations		$481,703
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

7	American Funds Developing World Growth and Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2026*	2025

Operations:
Net investment income	$20,090	$34,808
Net realized gain (loss)	60,265	148,680
Net unrealized appreciation (depreciation)	401,348	338,174
Net increase (decrease) in net assets resulting from operations	481,703	521,662
Distributions paid to shareholders	(26,262)	(28,164)
Net capital share transactions	110,935	(149,788)
Total increase (decrease) in net assets	566,376	343,710
Net assets:
Beginning of period	2,165,154	1,821,444
End of period	$2,731,530	$2,165,154
*
Unaudited.
Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	8

Notes to financial statementsunaudited
1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

9	American Funds Developing World Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

American Funds Developing World Growth and Income Fund	10

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$918,161	$—	$—	$918,161
Financials	491,333	34,140	— *	525,473
Communication services	223,053	4,215	—	227,268
Materials	209,976	13,356	— *	223,332
Consumer discretionary	217,273	—	—	217,273
Industrials	204,853	—	—	204,853
Health care	83,547	—	—	83,547
Real estate	78,516	—	—	78,516
Consumer staples	71,617	—	—	71,617
Energy	44,672	22,981	— *	67,653
Utilities	29,997	—	—	29,997
Preferred securities	4,188	—	—	4,188
Bonds, notes & other debt instruments	—	24,119	—	24,119
Short-term securities	61,974	—	—	61,974
Total	$2,639,160	$98,811	$— *	$2,737,971
*
Amount less than one thousand.

11	American Funds Developing World Growth and Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

American Funds Developing World Growth and Income Fund	12

Exposure to country, region, industry or sector — Subject to its investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of May 31, 2026, the fund did not have any securities out on loan.

13	American Funds Developing World Growth and Income Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, November 30, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$17,395
Capital loss carryforward*	(262,905)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of May 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$1,104,226
Gross unrealized depreciation on investments	(117,992)
Net unrealized appreciation (depreciation) on investments	986,234
Cost of investments	1,751,737

American Funds Developing World Growth and Income Fund	14

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended May 31,	Year ended November 30,
Share class	2026	2025
Class A	$12,084	$12,327
Class C	151	134
Class T	— †	— †
Class F-1	222	275
Class F-2	6,289	6,933
Class F-3	5,839	6,814
Class 529-A	524	515
Class 529-C	8	8
Class 529-E	9	9
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	172	185
Class 529-F-3	— †	— †
Class R-1	4	3
Class R-2	87	76
Class R-2E	3	3
Class R-3	146	141
Class R-4	90	95
Class R-5E	54	54
Class R-5	54	68
Class R-6	526	524
Total	$26,262	$28,164
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.649% on the first $15 billion of daily net assets and decreasing to 0.615% on such assets in excess of $15 billion. For the six months ended May 31, 2026, the investment advisory services fees were $7,761,000, which were equivalent to an annualized rate of 0.649% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

15	American Funds Developing World Growth and Income Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended May 31, 2026, AFS waived transfer agent services fees of less than $1,000 for Class R-5E shares. AFS does not intend to recoup the waiver or reimbursement.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2026, the 529 plan services fees were $18,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the six months ended May 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,476	$895	$175	Not applicable
Class C	100	16	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	26	14	3	Not applicable
Class F-2	Not applicable	290	80	Not applicable
Class F-3	Not applicable	7	69	Not applicable
Class 529-A	56	37	8	$14
Class 529-C	6	1	— *	— *
Class 529-E	3	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	2	4
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	2	— *	— *	Not applicable
Class R-2	42	19	2	Not applicable
Class R-2E	1	— *	— *	Not applicable
Class R-3	39	12	2	Not applicable
Class R-4	11	4	1	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	1	1	Not applicable
Class R-6	Not applicable	1	12	Not applicable

Total class-specific expenses	$1,762	$1,306	$359	$18
*
Amount less than one thousand.

American Funds Developing World Growth and Income Fund	16

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $32,000 in the fund’s statement of operations reflects $3,000 in current fees (either paid in cash or deferred) and a net increase of $29,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,074,000 and $5,956,000, respectively, which generated $1,749,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2026.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended May 31, 2026.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

17	American Funds Developing World Growth and Income Fund

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2026
Class A	$111,969	7,449	$11,982	873	$(92,444)	(6,224)	$31,507	2,098
Class C	2,631	177	151	12	(4,363)	(295)	(1,581)	(106)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,897	127	221	16	(2,582)	(176)	(464)	(33)
Class F-2	54,766	3,696	6,205	451	(57,438)	(3,854)	3,533	293
Class F-3	32,995	2,221	5,820	423	(63,352)	(4,313)	(24,537)	(1,669)
Class 529-A	7,539	506	524	38	(4,124)	(280)	3,939	264
Class 529-C	225	15	8	1	(225)	(16)	8	— †
Class 529-E	473	31	9	1	(47)	(3)	435	29
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,886	263	172	13	(2,269)	(156)	1,789	120
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	177	12	4	— †	(50)	(4)	131	8
Class R-2	1,511	101	87	6	(1,543)	(107)	55	— †
Class R-2E	12	2	3	— †	(13)	(1)	2	1
Class R-3	2,402	159	146	11	(2,000)	(136)	548	34
Class R-4	1,470	100	90	6	(1,139)	(78)	421	28
Class R-5E	868	58	54	4	(430)	(28)	492	34
Class R-5	552	37	53	4	(485)	(33)	120	8
Class R-6	101,367	7,223	526	38	(7,356)	(492)	94,537	6,769
Total net increase (decrease)	$324,740	22,177	$26,055	1,897	$(239,860)	(16,196)	$110,935	7,878

Year ended November 30, 2025
Class A	$73,369	5,944	$12,236	1,024	$(181,458)	(15,409)	$(95,853)	(8,441)
Class C	2,076	173	133	11	(8,300)	(712)	(6,091)	(528)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,610	1,171	272	23	(20,075)	(1,711)	(6,193)	(517)
Class F-2	98,781	8,308	6,819	571	(112,741)	(9,470)	(7,141)	(591)
Class F-3	50,906	4,330	6,799	571	(93,912)	(7,857)	(36,207)	(2,956)
Class 529-A	5,633	467	515	43	(6,842)	(577)	(694)	(67)
Class 529-C	190	16	8	1	(521)	(44)	(323)	(27)
Class 529-E	95	8	9	1	(263)	(22)	(159)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,066	178	185	15	(2,021)	(166)	230	27
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	13	1	3	— †	(191)	(17)	(175)	(16)
Class R-2	1,849	155	76	6	(2,772)	(238)	(847)	(77)
Class R-2E	37	3	3	— †	(120)	(11)	(80)	(8)
Class R-3	2,486	211	140	12	(2,471)	(210)	155	13
Class R-4	741	62	95	8	(1,125)	(98)	(289)	(28)
Class R-5E	1,111	92	54	5	(833)	(70)	332	27
Class R-5	418	34	67	6	(1,337)	(109)	(852)	(69)
Class R-6	12,992	1,068	523	44	(9,116)	(733)	4,399	379
Total net increase (decrease)	$266,373	22,221	$27,937	2,341	$(444,098)	(37,454)	$(149,788)	(12,892)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $622,976,000 and $537,635,000, respectively, during the six months ended May 31, 2026.

American Funds Developing World Growth and Income Fund	18

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2026[5,6]	$13.81	$.11	$2.83	$2.94	$(.16 )	$16.59	21.50%[7]	$1,314	1.17%[8]	1.17%[8]	1.53%[8]
11/30/2025	10.74	.20	3.03	3.23	(.16 )	13.81	30.26	1,065	1.21	1.21	1.64
11/30/2024	10.00	.18	.70	.88	(.14 )	10.74	8.83	918	1.22	1.22	1.66
11/30/2023	9.61	.18	.37	.55	(.16 )	10.00	5.78	996	1.21	1.21	1.86
11/30/2022	12.48	.13	(2.89)	(2.76)	(.11 )	9.61	(22.21)	1,052	1.23	1.23	1.30
11/30/2021	11.86	.12	.61	.73	(.11 )	12.48	6.15	1,474	1.26	1.26	.89
Class C:
5/31/2026[5,6]	13.63	.06	2.78	2.84	(.11 )	16.36	21.00 [7]	21	1.92 [8]	1.92 [8]	.77 [8]
11/30/2025	10.61	.11	2.99	3.10	(.08 )	13.63	29.37	19	1.97	1.97	.89
11/30/2024	9.90	.09	.70	.79	(.08 )	10.61	7.97	20	1.98	1.98	.91
11/30/2023	9.52	.11	.37	.48	(.10 )	9.90	5.04	28	1.96	1.96	1.09
11/30/2022	12.38	.05	(2.88)	(2.83)	(.03 )	9.52	(22.88)	39	2.00	2.00	.50
11/30/2021	11.78	.02	.61	.63	(.03 )	12.38	5.36	80	1.99	1.99	.16
Class T:
5/31/2026[5,6]	13.80	.13	2.82	2.95	(.17 )	16.58	21.68 [7,9]	— [10]	.92 [8,9]	.92 [8,9]	1.78 [8,9]
11/30/2025	10.73	.23	3.02	3.25	(.18 )	13.80	30.60 [9]	— [10]	.96 [9]	.96 [9]	1.88 [9]
11/30/2024	10.00	.20	.69	.89	(.16 )	10.73	9.00 [9]	— [10]	.97 [9]	.97 [9]	1.89 [9]
11/30/2023	9.60	.21	.38	.59	(.19 )	10.00	6.20 [9]	— [10]	.93 [9]	.93 [9]	2.13 [9]
11/30/2022	12.48	.16	(2.91)	(2.75)	(.13 )	9.60	(22.08)[9]	— [10]	.97 [9]	.97 [9]	1.57 [9]
11/30/2021	11.86	.15	.61	.76	(.14 )	12.48	6.40 [9]	— [10]	1.01 [9]	1.01 [9]	1.12 [9]
Class F-1:
5/31/2026[5,6]	13.83	.12	2.82	2.94	(.16 )	16.61	21.48 [7]	23	1.15 [8]	1.15 [8]	1.55 [8]
11/30/2025	10.75	.20	3.04	3.24	(.16 )	13.83	30.38	20	1.16	1.16	1.71
11/30/2024	10.01	.18	.70	.88	(.14 )	10.75	8.88	21	1.16	1.16	1.72
11/30/2023	9.62	.19	.37	.56	(.17 )	10.01	5.85	25	1.14	1.14	1.93
11/30/2022	12.49	.14	(2.90)	(2.76)	(.11 )	9.62	(22.18)	30	1.19	1.19	1.33
11/30/2021	11.87	.12	.62	.74	(.12 )	12.49	6.17	49	1.23	1.23	.92
Class F-2:
5/31/2026[5,6]	13.82	.14	2.82	2.96	(.18 )	16.60	21.68 [7]	589	.87 [8]	.87 [8]	1.82 [8]
11/30/2025	10.75	.24	3.02	3.26	(.19 )	13.82	30.66	486.88		.88	1.96
11/30/2024	10.01	.21	.70	.91	(.17 )	10.75	9.19	384.88		.88	1.99
11/30/2023	9.62	.22	.37	.59	(.20 )	10.01	6.15	400.86		.86	2.21
11/30/2022	12.49	.16	(2.89)	(2.73)	(.14 )	9.62	(21.94)	413.92		.92	1.63
11/30/2021	11.87	.16	.61	.77	(.15 )	12.49	6.46	641.95		.95	1.19
Class F-3:
5/31/2026[5,6]	13.81	.14	2.83	2.97	(.19 )	16.59	21.67 [7]	495	.77 [8]	.77 [8]	1.92 [8]
11/30/2025	10.74	.25	3.03	3.28	(.21 )	13.81	30.92	435.78		.78	2.08
11/30/2024	10.00	.22	.71	.93	(.19 )	10.74	9.31	370.77		.77	2.10
11/30/2023	9.61	.23	.37	.60	(.21 )	10.00	6.28	388.76		.76	2.32
11/30/2022	12.49	.18	(2.91)	(2.73)	(.15 )	9.61	(21.93)	417.81		.81	1.74
11/30/2021	11.87	.17	.61	.78	(.16 )	12.49	6.57	607.85		.85	1.29
Class 529-A:
5/31/2026[5,6]	13.80	.11	2.83	2.94	(.16 )	16.58	21.51 [7]	60	1.17 [8]	1.17 [8]	1.53 [8]
11/30/2025	10.73	.19	3.03	3.22	(.15 )	13.80	30.28	46	1.22	1.22	1.62
11/30/2024	9.99	.17	.71	.88	(.14 )	10.73	8.82	37	1.23	1.23	1.64
11/30/2023	9.60	.18	.37	.55	(.16 )	9.99	5.78	38	1.23	1.23	1.85
11/30/2022	12.48	.13	(2.90)	(2.77)	(.11 )	9.60	(22.30)	38	1.26	1.26	1.29
11/30/2021	11.86	.11	.62	.73	(.11 )	12.48	6.11	49	1.28	1.28	.86
Refer to the end of the table(s) for footnote(s).

19	American Funds Developing World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2026[5,6]	$13.60	$.05	$2.79	$2.84	$(.11 )	$16.33	21.03%[7]	$1	1.96%[8]	1.96%[8]	.75%[8]
11/30/2025	10.59	.10	2.99	3.09	(.08 )	13.60	29.30	1	2.00	2.00	.87
11/30/2024	9.89	.09	.69	.78	(.08 )	10.59	7.86	1	2.01	2.01	.90
11/30/2023	9.51	.10	.38	.48	(.10 )	9.89	5.02	1	2.01	2.01	1.05
11/30/2022	12.36	.05	(2.87)	(2.82)	(.03 )	9.51	(22.91)	2	2.04	2.04	.47
11/30/2021	11.77	.01	.61	.62	(.03 )	12.36	5.32	3	2.04	2.04	.11
Class 529-E:
5/31/2026[5,6]	13.79	.10	2.83	2.93	(.15 )	16.57	21.43 [7]	1	1.37 [8]	1.37 [8]	1.36 [8]
11/30/2025	10.72	.18	3.03	3.21	(.14 )	13.79	30.10	1	1.39	1.39	1.47
11/30/2024	9.99	.17	.68	.85	(.12 )	10.72	8.54	1	1.39	1.39	1.64
11/30/2023	9.60	.17	.37	.54	(.15 )	9.99	5.62	1	1.38	1.38	1.68
11/30/2022	12.47	.11	(2.89)	(2.78)	(.09 )	9.60	(22.38)	1	1.41	1.41	1.12
11/30/2021	11.85	.09	.62	.71	(.09 )	12.47	5.98	2	1.44	1.44	.70
Class 529-T:
5/31/2026[5,6]	13.81	.13	2.81	2.94	(.17 )	16.58	21.56 [7,9]	— [10]	.96 [8,9]	.96 [8,9]	1.74 [8,9]
11/30/2025	10.73	.22	3.04	3.26	(.18 )	13.81	30.65 [9]	— [10]	1.00 [9]	1.00 [9]	1.83 [9]
11/30/2024	10.00	.19	.70	.89	(.16 )	10.73	8.94 [9]	— [10]	1.02 [9]	1.02 [9]	1.84 [9]
11/30/2023	9.60	.20	.38	.58	(.18 )	10.00	6.14 [9]	— [10]	.99 [9]	.99 [9]	2.07 [9]
11/30/2022	12.48	.15	(2.90)	(2.75)	(.13 )	9.60	(22.12)[9]	— [10]	1.03 [9]	1.03 [9]	1.51 [9]
11/30/2021	11.86	.14	.62	.76	(.14 )	12.48	6.36 [9]	— [10]	1.05 [9]	1.05 [9]	1.09 [9]
Class 529-F-1:
5/31/2026[5,6]	13.80	.13	2.82	2.95	(.17 )	16.58	21.66 [7,9]	— [10]	.95 [8,9]	.95 [8,9]	1.75 [8,9]
11/30/2025	10.73	.22	3.03	3.25	(.18 )	13.80	30.59 [9]	— [10]	.97 [9]	.97 [9]	1.86 [9]
11/30/2024	10.00	.20	.70	.90	(.17 )	10.73	9.00 [9]	— [10]	.98 [9]	.98 [9]	1.89 [9]
11/30/2023	9.60	.21	.38	.59	(.19 )	10.00	6.18 [9]	— [10]	.95 [9]	.95 [9]	2.11 [9]
11/30/2022	12.48	.16	(2.91)	(2.75)	(.13 )	9.60	(22.10)[9]	— [10]	.99 [9]	.99 [9]	1.55 [9]
11/30/2021	11.86	.14	.62	.76	(.14 )	12.48	6.39 [9]	— [10]	1.03 [9]	1.03 [9]	1.10 [9]
Class 529-F-2:
5/31/2026[5,6]	13.82	.13	2.83	2.96	(.18 )	16.60	21.68 [7]	18	.87 [8]	.87 [8]	1.79 [8]
11/30/2025	10.74	.24	3.03	3.27	(.19 )	13.82	30.77	13.89		.89	1.96
11/30/2024	10.01	.21	.69	.90	(.17 )	10.74	9.07	10.90		.90	1.96
11/30/2023	9.61	.22	.38	.60	(.20 )	10.01	6.26	9.87		.87	2.20
11/30/2022	12.49	.17	(2.91)	(2.74)	(.14 )	9.61	(22.02)	8.91		.91	1.66
11/30/2021	11.87	.15	.62	.77	(.15 )	12.49	6.44	9.97		.97	1.16
Class 529-F-3:
5/31/2026[5,6]	13.82	.14	2.82	2.96	(.18 )	16.60	21.71 [7]	— [10]	.81 [8]	.81 [8]	1.88 [8]
11/30/2025	10.74	.24	3.04	3.28	(.20 )	13.82	30.84	— [10]	.84	.84	2.00
11/30/2024	10.01	.21	.70	.91	(.18 )	10.74	9.13	— [10]	.84	.84	2.02
11/30/2023	9.61	.22	.38	.60	(.20 )	10.01	6.31	— [10]	.83	.83	2.23
11/30/2022	12.49	.17	(2.91)	(2.74)	(.14 )	9.61	(21.98)	— [10]	.86	.86	1.68
11/30/2021	11.87	.16	.62	.78	(.16 )	12.49	6.52	— [10]	.94	.91	1.23
Class R-1:
5/31/2026[5,6]	13.65	.06	2.79	2.85	(.11 )	16.39	21.05 [7]	1	1.85 [8]	1.85 [8]	.84 [8]
11/30/2025	10.63	.11	3.00	3.11	(.09 )	13.65	29.44	— [10]	1.88	1.88	.90
11/30/2024	9.92	.10	.69	.79	(.08 )	10.63	8.03	1	1.87	1.87	.97
11/30/2023	9.54	.12	.37	.49	(.11 )	9.92	5.16	1	1.85	1.85	1.21
11/30/2022	12.40	.07	(2.89)	(2.82)	(.04 )	9.54	(22.75)	1	1.89	1.89	.66
11/30/2021	11.79	.03	.62	.65	(.04 )	12.40	5.49	1	1.93	1.93	.23
Refer to the end of the table(s) for footnote(s).

American Funds Developing World Growth and Income Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2026[5,6]	$13.60	$.06	$2.78	$2.84	$(.11 )	$16.33	21.08%[7]	$13	1.85%[8]	1.85%[8]	.85%[8]
11/30/2025	10.59	.11	3.00	3.11	(.10 )	13.60	29.48	11	1.86	1.86	.97
11/30/2024	9.88	.11	.69	.80	(.09 )	10.59	8.09	9	1.85	1.85	1.02
11/30/2023	9.51	.12	.36	.48	(.11 )	9.88	5.10	9	1.84	1.84	1.24
11/30/2022	12.36	.06	(2.87)	(2.81)	(.04 )	9.51	(22.74)	8	1.92	1.92	.62
11/30/2021	11.76	.03	.61	.64	(.04 )	12.36	5.44	13	1.94	1.94	.21
Class R-2E:
5/31/2026[5,6]	13.71	.09	2.80	2.89	(.13 )	16.47	21.29 [7]	— [10]	1.53 [8]	1.53 [8]	1.16 [8]
11/30/2025	10.67	.15	3.01	3.16	(.12 )	13.71	29.83	— [10]	1.55	1.55	1.28
11/30/2024	9.95	.14	.69	.83	(.11 )	10.67	8.37	— [10]	1.56	1.56	1.35
11/30/2023	9.56	.15	.37	.52	(.13 )	9.95	5.50	— [10]	1.55	1.55	1.53
11/30/2022	12.42	.10	(2.89)	(2.79)	(.07 )	9.56	(22.54)	— [10]	1.62	1.62	.95
11/30/2021	11.81	.06	.62	.68	(.07 )	12.42	5.74	1	1.64	1.64	.46
Class R-3:
5/31/2026[5,6]	13.77	.10	2.81	2.91	(.14 )	16.54	21.34 [7]	18	1.42 [8]	1.42 [8]	1.28 [8]
11/30/2025	10.71	.17	3.02	3.19	(.13 )	13.77	30.03	15	1.43	1.43	1.42
11/30/2024	9.98	.15	.70	.85	(.12 )	10.71	8.54	11	1.42	1.42	1.45
11/30/2023	9.59	.16	.37	.53	(.14 )	9.98	5.61	11	1.40	1.40	1.67
11/30/2022	12.45	.11	(2.89)	(2.78)	(.08 )	9.59	(22.38)	10	1.46	1.46	1.07
11/30/2021	11.84	.08	.61	.69	(.08 )	12.45	5.83	13	1.49	1.49	.65
Class R-4:
5/31/2026[5,6]	13.80	.12	2.82	2.94	(.16 )	16.58	21.56 [7]	10	1.10 [8]	1.10 [8]	1.59 [8]
11/30/2025	10.73	.21	3.03	3.24	(.17 )	13.80	30.42	8	1.12	1.12	1.72
11/30/2024	10.00	.19	.69	.88	(.15 )	10.73	8.85	6	1.11	1.11	1.75
11/30/2023	9.60	.19	.38	.57	(.17 )	10.00	6.02	6	1.10	1.10	1.97
11/30/2022	12.48	.14	(2.91)	(2.77)	(.11 )	9.60	(22.23)	6	1.16	1.16	1.39
11/30/2021	11.86	.12	.62	.74	(.12 )	12.48	6.22	8	1.19	1.19	.94
Class R-5E:
5/31/2026[5,6]	13.79	.13	2.82	2.95	(.18 )	16.56	21.64 [7]	6	.93 [8]	.91 [8]	1.78 [8]
11/30/2025	10.72	.23	3.03	3.26	(.19 )	13.79	30.68	4.94		.92	1.91
11/30/2024	9.99	.20	.70	.90	(.17 )	10.72	9.06	3.93		.93	1.93
11/30/2023	9.59	.21	.38	.59	(.19 )	9.99	6.23	2.91		.91	2.16
11/30/2022	12.47	.16	(2.91)	(2.75)	(.13 )	9.59	(22.09)	2.97		.97	1.60
11/30/2021	11.85	.15	.62	.77	(.15 )	12.47	6.43	2	1.00	1.00	1.14
Class R-5:
5/31/2026[5,6]	13.82	.14	2.82	2.96	(.18 )	16.60	21.71 [7]	5	.82 [8]	.82 [8]	1.88 [8]
11/30/2025	10.75	.25	3.02	3.27	(.20 )	13.82	30.73	4.83		.83	2.05
11/30/2024	10.01	.22	.70	.92	(.18 )	10.75	9.25	4.82		.82	2.07
11/30/2023	9.62	.22	.37	.59	(.20 )	10.01	6.22	5.81		.81	2.27
11/30/2022	12.50	.17	(2.90)	(2.73)	(.15 )	9.62	(21.95)	5.86		.86	1.70
11/30/2021	11.87	.16	.63	.79	(.16 )	12.50	6.60	6.90		.90	1.26
Class R-6:
5/31/2026[5,6]	13.82	.15	2.82	2.97	(.19 )	16.60	21.75 [7]	157	.77 [8]	.77 [8]	2.08 [8]
11/30/2025	10.75	.25	3.03	3.28	(.21 )	13.82	30.80	37.78		.78	2.04
11/30/2024	10.01	.22	.71	.93	(.19 )	10.75	9.31	25.77		.77	2.07
11/30/2023	9.62	.23	.37	.60	(.21 )	10.01	6.27	24.76		.76	2.29
11/30/2022	12.49	.18	(2.90)	(2.72)	(.15 )	9.62	(21.85)	21.81		.81	1.75
11/30/2021	11.87	.17	.61	.78	(.16 )	12.49	6.57	26.85		.85	1.31
Refer to the end of the table(s) for footnote(s).

21	American Funds Developing World Growth and Income Fund

Financial highlights (continued)

	Six months ended May 31, 2026[5,6,7,11]	Year ended November 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	23%	54%	51%	37%	45%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Rates exclude in-kind transactions, if any.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	22

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

23	American Funds Developing World Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Developing World Growth and Income Fund	24

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

25	American Funds Developing World Growth and Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Developing World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 31, 2026